Deferred tax assets and liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	$ 234
Items previously recognized in other comprehensive income	(358)
Total revaluation of deferred tax assets and liabilities	$ (124)
Impact of new tax reform effective tax rate after implemetation of new reform changes	13.00%	8.00%
Impact of new tax reform effective blended tax rate after implemetation of new reform changes	13.00%	22.00%
Income statement [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	$ 234
Total revaluation of deferred tax assets and liabilities	234
Equity [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in other comprehensive income	(358)
Total revaluation of deferred tax assets and liabilities	$ (358)